AXS TSLA Bear Daily ETF	AXS TSLA Bull Daily ETF
Ticker: TSLQ	Ticker: TSLU

AXS 1.25X NVDA Bear Daily ETF	AXS 1.25X NVDA Bull Daily ETF
Ticker: NVDS	Ticker: NVDB

AXS 2X COP Bear Daily ETF	AXS 2X COP Bull Daily ETF
Ticker: COPQ	Ticker: COPL

AXS 1.25X BA Bear Daily ETF	AXS 1.25X BA Bull Daily ETF
Ticker: BAS	Ticker: BAT

AXS 1.5X PYPL Bear Daily ETF	AXS 1.5X PYPL Bull Daily ETF
Ticker: PYPS	Ticker: PYPT

AXS 1.25X WFC Bear Daily ETF	AXS 1.25X WFC Bull Daily ETF
Ticker: WFCS	Ticker: WFCT

AXS 2X PFE Bear Daily ETF	AXS 2X PFE Bull Daily ETF
Ticker: PFES	Ticker: PFEL

AXS 1.5X CRM Bear Daily ETF	AXS 1.5X CRM Bull Daily ETF
Ticker: CRMS	Ticker: CRML

AXS 2X NKE Bear Daily ETF	AXS 2X NKE Bull Daily ETF
Ticker: NKEQ	Ticker: NKEL

AXS SPAC and New Issue ETF	AXS De-SPAC ETF
Ticker: SPCX	Ticker: DSPC

AXS Short De-SPAC Daily ETF	AXS FOMO ETF
Ticker: SOGU	Ticker: FOMO

AXS Short Innovation Daily ETF	AXS Change Finance ESG ETF
Ticker: SARK	Ticker: CHGX

AXS First Priority CLO Bond ETF	AXS Astoria Inflation Sensitive ETF
Ticker: AAA	Ticker: PPI

AXS Brendan Wood TopGun Index ETF	AXS Cannabis ETF
Ticker: TGN	Ticker: THCX

AXS Short China Internet ETF	AXS 2X Innovation ETF
Ticker: SWEB	Ticker: TARK

AXS Green Alpha ETF
Ticker: NXTE

Each a series of Investment Managers Series Trust II (the “Trust”)

Supplement dated November 28, 2022, to each currently effective

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”).

Change in Distributor – All Funds

At a meeting held on October 26-27, 2022, the Board of Trustees of the Trust approved a change in the Funds’ distributor from IMST Distributors, LLC to ALPS Distributors, Inc. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Accordingly, effective January 1, 2023 (the “Effective Date”), the first paragraph under “Distributor” in each Fund’s Prospectus is deleted in its entirety and replaced with the following:

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares.

In addition, the toll-free telephone number for the Funds is replaced with (303) 623-2577, and the address is: P.O Box 2175, Milwaukee, Wisconsin 53201.

As of the Effective Date, the first two paragraphs under “Distributor and the Distribution Agreement” in each Fund’s Statement of Additional Information are deleted in their entirety and replaced with the following:

ALPS Distributors, Inc. is the distributor (also known as the principal underwriter) of the shares of the Funds and is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Trust, the Advisor, or any other service provider for the Funds.

Under a Distribution Agreement with the Trust (the “Distribution Agreement”), the Distributor acts as principal underwriter for the Fund’s shares and distributes the shares of the Fund. Shares of the Fund are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute shares of the Fund in amounts less than a Creation Unit.

As of the Effective Date, all additional references to IMST Distributors, LLC and the Distribution Agreement with IMST Distributors, LLC contained in each Fund’s Prospectus, Summary Prospectus and SAIs are deleted in their entirety and replaced with references to ALPS Distributors, Inc. and the Distribution Agreement with ALPS Distributors, Inc., as appropriate.

Portfolio Manager Change

Effective November 30, 2022, Matthew Tuttle will no longer serve as portfolio manager to the AXS 1.25X BA Bear ETF, AXS 1.25X BA Bull ETF, AXS 2X COP Bear ETF, AXS 2X COP Bull ETF, AXS 1.5X CRM Bear ETF, AXS 1.5X CRM Bull ETF, AXS 2X NKE Bear ETF, AXS 2X NKE Bull ETF, AXS 1.25X NVDA Bear ETF, AXS 1.25X NVDA Bull ETF, AXS 2X PFE Bear ETF, AXS 2X PFE Bull ETF, AXS 1.5X PYPL Bear ETF, AXS 1.5X PYPL Bull ETF, AXS TSLA Bear ETF, AXS TSLA Bull ETF, AXS 1.25X WFC Bear ETF, AXS 1.25X WFC Bull ETF (the “Bear/Bull Funds”), AXS De-SPAC ETF, AXS FOMO ETF, AXS Short De-SPAC Daily ETF, AXS SPAC and New Issue ETF, AXS Short China Internet ETF, AXS Short Innovation Daily ETF, and AXS 2X Innovation ETF (each a “Fund”). Parker Binion continues to serve as a portfolio manager to each Fund. In addition, Travis Trampe has been added as a portfolio manager to each Fund. Accordingly, effective November 30, 2022, each Prospectus, Summary Prospectus and SAI will be updated as follows:

The “Management – Summary Section” in the Prospectus and Summary Prospectus for each of the Bear/Bull Funds, the AXS 2X Innovation ETF and the AXS Short China Internet ETF are replaced with the following:

Portfolio Managers

Parker Binion, Portfolio Manager of the Advisor, has served as a portfolio manager of the Fund since its inception in 2022, and Travis Trampe, Portfolio Manager of the Advisor, has served as portfolio manager of the Fund since November 2022. Messrs. Binion and Trampe are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The “Portfolio Managers – Summary Section” in the Prospectus and Summary Prospectus for each of the AXS De-SPAC ETF, AXS FOMO ETF, AXS Short De-SPAC Daily ETF, AXS SPAC and New Issue ETF, and AXS Short Innovation Daily ETF are replaced with the following:

Portfolio Managers

Parker Binion, Portfolio Manager of the Advisor, has served as a portfolio manager of the Fund since its reorganization into the Trust in August 2022, and Travis Trampe, Portfolio Manager of the Advisor, has served as portfolio manager of the Fund since November 2022. Messrs. Binion and Trampe are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The first paragraph under the heading entitled “Portfolio Managers – Management of the Fund” section of each Fund’s Prospectus is deleted in its entirety and replaced with the following:

●	Parker Binion is a portfolio manager of the Fund. Prior to joining AXS in January 2021, Mr. Binion was a portfolio manager of Kerns Capital Management, Inc. since September 2014, and was responsible for managing the firm’s separately managed account strategies and hedging/net exposure strategies. Prior to 2014, Mr. Binion was an investment advisor representative with Heritage Capital from 2012 to 2014. He holds an A.B. in political science with a concentration in economics from Duke University and a J.D. with honors from the University of Texas at Austin.
●	Travis Trampe joined AXS in 2022 as a Portfolio Manager. Prior to joining AXS, Mr. Trampe was a portfolio manager with ETF issuers and asset management firms for over 15 years, where he was responsible for managing ETFs, mutual funds, UCITS and other fund vehicles. Mr. Trampe’s asset management tenure includes longtime experience in portfolio management, trade execution and fund operations in U.S. and global securities markets. Mr. Trampe holds a B.S. in finance and mathematics from Nebraska Wesleyan University.

The following is added to the “Portfolio Managers” section of each Fund’s SAI:

As of November 1, 2022, information on other accounts managed by Travis Trampe is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Travis Trampe	0	$0	0	$0	0	$0

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Travis Trampe	0	$0	0	$0	0	$0

The first paragraph of the “Portfolio Managers – Compensation” section of each Fund’s SAI is deleted in its entirety and replaced with the following:

Compensation. Messrs. Binion and Trampe are compensated by the Advisor. Each receive a fixed base salary and discretionary bonus. Messrs. Binion’s and Trampe’s compensation arrangements are not determined on the basis of specific funds or accounts managed.

The following is added to the “Ownership of the Fund by Portfolio Manager” section of the Bear/Bull Funds’ SAI:

The following chart sets forth the dollar range of equity securities owned by Travis Trampe in the Funds as of November 1, 2022.

Dollar Range of Securities in the Funds (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F: $500,001 - $1,000,000, G: Over $1,000,000)
Fund	Travis Trampe
AXS TSLA Bear Daily ETF	A
AXS TSLA Bull Daily ETF	A
AXS 1.25X NVDA Bear Daily ETF	A
AXS 1.25X NVDA Bull Daily ETF	A
AXS 2X COP Bear Daily ETF	A
AXS 2X COP Bull Daily ETF	A
AXS 1.25X BA Bear Daily ETF	A
AXS 1.25X BA Bull Daily ETF	A
AXS 1.5X PYPL Bear Daily ETF	A
AXS 1.5X PYPL Bull Daily ETF	A
AXS 1.25X WFC Bear Daily ETF	A
AXS 1.25X WFC Bull Daily ETF	A
AXS 2X PFE Bear Daily ETF	A
AXS 2X PFE Bull Daily ETF	A
AXS 1.5X CRM Bear Daily ETF	A
AXS 1.5X CRM Bull Daily ETF	A
AXS 2X NKE Bear Daily ETF	A
AXS 2X NKE Bull Daily ETF	A

The following is added to the “Ownership of the Fund by Portfolio Manager” section of the SAI for each of the AXS SPAC and New Issue ETF, the AXS De-SPAC ETF, the AXS Short De-SPAC ETF, the AXS FOMO ETF, and the AXS Short Innovation ETF:

The following chart sets forth the dollar range of equity securities owned by Travis Trampe in the Funds as of November 1, 2022.

Dollar Range of Securities in the Funds (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F: $500,001 - $1,000,000, G: Over $1,000,000)
Fund	Travis Trampe
AXS SPAC and New Issue ETF	A
AXS De-SPAC ETF	A
AXS Short De-SPAC ETF	A
AXS FOMO ETF	A
AXS Short Innovation ETF	A

The following is added to the “Ownership of the Fund by Portfolio Manager” section of the SAI for each of the AXS 2X Innovation ETF and AXS Short China Internet ETF:

The following chart sets forth the dollar range of equity securities owned by Travis Trampe in the Funds as of November 1, 2022.

Dollar Range of Securities in the Funds (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F: $500,001 - $1,000,000, G: Over $1,000,000)
Fund	Travis Trampe
AXS 2X Innovation ETF	A
AXS Short China Internet ETF	A

All additional references to Matthew Tuttle in each Fund’s Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.

Please retain this Supplement with your records.

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